Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Salaries	R$ (320,097)	R$ (204,042)	R$ (117,622)
Remuneration of the executive office and the board of directors	(29,023)	(22,794)	(15,893)
Social security charges	(119,746)	(80,908)	(37,128)
Profit sharing	(27,262)	(24,014)	(2,685)
Expenses for vacation and thirteenth salary	(62,340)	(45,677)	(21,480)
Benefits	(173,831)	(62,505)	(32,150)
Other personnel expenses	(1,306)	(3,388)	(2,138)
Personnel expenses	R$ (733,605)	R$ (443,328)	R$ (229,096)